Incentive Unit Compensation (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Incentive Units
Capital contribution for funding of Incentive Unit Purchase				$ 12,400
NGP Centennial Follow-On LLC (Follow-On) | Incentive units
Incentive Units
Incentive compensation expenses			$ 0	0
NGP Centennial Follow-On LLC (Follow-On) | Tier I | Incentive units
Incentive Units
Forfeited (in units)			(5,000)
Granted (in units)			919,000
Balance at the end of year (in units)			914,000
Vested at the end of year (in units)			121,197
Vesting period			5 years
NGP Centennial Follow-On LLC (Follow-On) | Tier II | Incentive units
Incentive Units
Forfeited (in units)			(5,000)
Granted (in units)			919,000
Balance at the end of year (in units)			914,000
Vested at the end of year (in units)			121,197
Vesting period			5 years
NGP Centennial Follow-On LLC (Follow-On) | Tier III | Incentive units
Incentive Units
Forfeited (in units)			(5,000)
Granted (in units)			919,000
Balance at the end of year (in units)			914,000
NGP Centennial Follow-On LLC (Follow-On) | Tier IV | Incentive units
Incentive Units
Forfeited (in units)			(5,000)
Granted (in units)			919,000
Balance at the end of year (in units)			914,000
NGP Centennial Follow-On LLC (Follow-On) | Tier V | Incentive units
Incentive Units
Forfeited (in units)			(5,000)
Granted (in units)			919,000
Balance at the end of year (in units)			914,000
Centennial Resource Development, LLC (Centennial HoldCo) | Incentive units
Incentive Units
Incentive compensation expenses			$ 0	$ 0
Centennial Resource Development, LLC (Centennial HoldCo) | Tier I | Incentive units
Incentive Units
Balance at the beginning of year (in units)			909,000	655,000
Forfeited (in units)			(6,000)
Granted (in units)			11,000	254,000
Balance at the end of year (in units)			914,000	909,000	655,000
Vested at the end of year (in units)			370,517
Vesting period			5 years
Centennial Resource Development, LLC (Centennial HoldCo) | Tier II | Incentive units
Incentive Units
Balance at the beginning of year (in units)			909,000	655,000
Forfeited (in units)			(6,000)
Granted (in units)			11,000	254,000
Balance at the end of year (in units)			914,000	909,000	655,000
Vested at the end of year (in units)			370,517
Vesting period			5 years
Centennial Resource Development, LLC (Centennial HoldCo) | Tier III | Incentive units
Incentive Units
Balance at the beginning of year (in units)			909,000	655,000
Forfeited (in units)			(6,000)
Granted (in units)			11,000	254,000
Balance at the end of year (in units)			914,000	909,000	655,000
Centennial Resource Development, LLC (Centennial HoldCo) | Tier IV | Incentive units
Incentive Units
Balance at the beginning of year (in units)			909,000	655,000
Forfeited (in units)			(6,000)
Granted (in units)			11,000	254,000
Balance at the end of year (in units)			914,000	909,000	655,000
Centennial Resource Development, LLC (Centennial HoldCo) | Tier V | Incentive units
Incentive Units
Balance at the beginning of year (in units)			909,000	655,000
Forfeited (in units)			(6,000)
Granted (in units)			11,000	254,000
Balance at the end of year (in units)			914,000	909,000	655,000
Centennial Resource Production, LLC (Centennial OpCo) | Incentive units | Centennial Resource Development, LLC (Centennial HoldCo) | Incentive Unit Purchase
Incentive Units
Amount of transaction	$ 12,400
Centennial Resource Production, LLC (Centennial OpCo) | Incentive units | Centennial Resource Development, LLC (Centennial HoldCo) | Incentive Unit Purchase | General and administrative expense
Incentive Units
Expense from transaction		$ 12,400
Centennial Resource Production, LLC (Centennial OpCo) | Tier I | Incentive units
Incentive Units
Balance at the beginning of year (in units)				850,250	941,252
Forfeited (in units)					(4,557)
Settled (in units)				(866,159)	(132,322)
Granted (in units)				15,909	45,877
Balance at the end of year (in units)					850,250
Centennial Resource Production, LLC (Centennial OpCo) | Tier II | Incentive units
Incentive Units
Balance at the beginning of year (in units)				850,250
Forfeited (in units)					(1,519)
Settled (in units)				(866,159)	(132,322)
Granted (in units)				15,909	984,091
Balance at the end of year (in units)					850,250
Centennial Resource Production, LLC (Centennial OpCo) | Tier III | Incentive units
Incentive Units
Balance at the beginning of year (in units)				843,990	935,004
Forfeited (in units)					(4,557)
Settled (in units)				(843,990)	(132,322)
Granted (in units)					45,865
Balance at the end of year (in units)					843,990
Centennial Resource Production, LLC (Centennial OpCo) | Tier IV | Incentive units
Incentive Units
Balance at the beginning of year (in units)				848,349	939,137
Settled (in units)				(848,349)	(136,681)
Granted (in units)					45,893
Balance at the end of year (in units)					848,349
Centennial Resource Production, LLC (Centennial OpCo) | Tier V | Incentive units
Incentive Units
Balance at the beginning of year (in units)				848,349	939,137
Settled (in units)				(848,349)	(136,681)
Granted (in units)					45,893
Balance at the end of year (in units)					848,349